Borrowings	12 Months Ended
Dec. 31, 2025
Borrowings [abstract]
Borrowings
5.24 Borrowings
Borrowings are initially recognized at fair value if determinable, net of transaction costs incurred. Borrowings are subsequently stated at amortized cost. Any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.
Borrowings are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least 12 months after the balance sheet date.
Borrowings of the Group at period-end include the following:

	Year ended December 31
in € thousand	2025	2024
NON-CURRENT
Borrowings and other loans	161,261	166,521
CURRENT
Borrowings and other loans	17,905	20,852
TOTAL BORROWINGS	179,167	187,373

As at December 31, 2025, the carrying amount of bank borrowings and other loans was €179.2 million. Of this, €173.4 million related to the Pharmakon Loan Agreement. Other borrowings related to financing of research and development expenses included the CIR (research and development tax credit in France) of €3.1 million (December 31, 2024: €3.5 million) and the CEPI grant in the amount of €2.6 million (December 31, 2024: €3.0 million), which relates to advance payments that are expected to be paid back in the future.
The maturity of the borrowings is as follows:

	Year ended December 31
in € thousand	2025	2024
Between 1 and 3 years	28,715	132,489
Between 3 and 5 years	131,953	33,349
Over 5 years	594	683
NON-CURRENT BORROWINGS	161,261	166,521
Current borrowings	17,905	20,852
TOTAL BORROWINGS	179,167	187,373
The carrying amounts of the Group’s borrowings are denominated in the following currencies:

	Year ended December 31
in € thousand	2025	2024
Borrowings denominated in EUR	3,144	3,540
Borrowings denominated in USD	176,022	183,833
TOTAL BORROWINGS	179,167	187,373
5.24.1 Principal loan
On October 6, 2025, Valneva announced a new non-dilutive debt facility of up to $500.0 million with funds managed by Pharmakon Advisors, LP. This new loan supersedes and fully replaces the previous D&O Loan Agreement. The transaction is accounted for as a separate, new financing arrangement and does not meet the criteria for a modification of the existing agreement in accordance with IFRS. The initial $215.0 million tranche was used to fully repay Valneva Austria’s existing debt with D&O including related fees and expenses, while the remaining $285.0 million may be drawn later for future business development opportunities subject to mutual agreement between the parties. The new facility extends Valneva’s debt maturity from Q1 2026 to Q4 2030, lowers its interest rate, and enhances financial flexibility.
As at December 31, 2025, no further tranches have been drawn. The book value of the loan amounts to $203.8 million (€173.4 million). The interest-only period on the initial tranche lasts until the fourth quarter of 2030, and the loan will mature in October 2030. The interest rate on the initial tranche is 9.00%, translating into an effective interest rate of 10.84% as of December 31, 2025. Transaction costs amounting to $11.8 million (€10.1 million) have been deducted from the loan proceeds received in October 2025.
Similar to the D&O Loan Agreement, the loan with Pharmakon is secured by substantially all of Valneva’s assets, including its intellectual property, and is guaranteed by Valneva SE and certain of its subsidiaries, There are no financial covenants attached to the Pharmakon Loan Agreement. The previous D&O Loan Agreement included liquidity and revenue-based covenants~~,~~ which the Group complied with throughout the period. The Pharmakon Loan Agreement contains only customary affirmative and restrictive covenants.
As at December 31, 2024, a total of $200.0 million was drawn under the D&O Loan Agreement. The book value of the loan amounted to €180.8 million.
The Pharmakon Loan Agreement is included in the balance sheet item “Borrowings”. The Pharmakon Loan Agreement and the previous D&O Loan Agreement, which the Pharmakon Loan superseded and fully replaced during the fourth quarter of 2025, developed as follows:

in € thousand	2025	2024
BALANCE AS AT JANUARY 1	180,841	167,520
Proceeds of issue	182,979	—
Transaction costs	(10,130)	(944)
Principal repayment	(170,213)	—
Accrued interest	28,403	22,530
Payment of interest	(17,558)	(18,978)
Exchange rate difference	(20,916)	10,713
BALANCE AS AT CLOSING DATE	173,407	180,841
Less: non-current portion	(156,710)	(161,420)
CURRENT PORTION	16,697	19,421
5.24.2 Borrowings and other loans secured
As at December 31, 2025, €176.6 million (December 31, 2024: €184.4 million) of the outstanding borrowings and other loans were guaranteed, secured, or pledged. These borrowings and other loans related to financing of research and development expenses, fixed assets and CIR (R&D tax credit in France) have various conditions (interest rates) and terms (maturities).
5.24.3 Fair value of borrowings and other loans
The fair value of the borrowings and other loans are calculated by discounting the contractual cash flows with interest rates derived from relevant bond yields and swap rates and adjusted for any further potential risk and liquidity risks related to the nature of each loan. The relevant bond yields were determined by an internal analysis based on Moody’s RiskCalc corporate rating methodology. As at December 31, 2025, and December 31, 2024, the resulting calculations revealed no material difference between the carrying amount and the fair value.